SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 6, 2026, the date that the consolidated financial statements were available for issuance.

On March 12, 2026, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with an institutional investor (the “Buyer”), pursuant to which the Company agreed to issue and sell 1,000,000 Series C preferred shares, par value $0.0001 per share (the “Series C Preferred Shares”), for an aggregate purchase price of $1.0 million in a private placement (the “Offering”). The Company received net proceeds of approximately $975,000 after deducting offering-related fees and expenses. The Company intends to use the net proceeds for working capital and general corporate purposes.

In connection with the Offering, the Company filed an Amended and Restated Memorandum and Articles of Association (the “A&R M&A”) on March 12, 2026, which sets forth the rights, preferences and privileges of the Series C Preferred Shares. Each Series C Preferred Share has a stated value of $1.00 and is immediately convertible, at the option of the holder and without additional consideration, into ordinary shares of the Company based on a variable conversion price. The conversion price is generally determined as the lower of (i) a fixed or formula-based price tied to recent market prices of the Company’s ordinary shares and (ii) the lowest volume-weighted average price of the Company’s ordinary shares during a specified period prior to conversion, in each case subject to the terms and conditions set forth in the A&R M&A.

The Series C Preferred Shares include customary rights and preferences, including provisions related to waiver by majority holders and redemption rights at the option of the Company, whereby the Company may redeem the Series C Preferred Shares for cash at a price based on the greater of the stated value or a market-based formula tied to the trading price of the Company’s ordinary shares. In addition, pursuant to the Securities Purchase Agreement, the investor has certain registration rights with respect to the ordinary shares issuable upon conversion, including piggyback registration rights, and the Company has agreed to certain covenants for the benefit of the investor, including restrictions on issuing equity securities at prices below the applicable conversion price, limitations on the issuance of additional convertible indebtedness, and obligations to reserve a sufficient number of ordinary shares for issuance upon conversion of the Series C Preferred Shares.

The issuance and sale of the Series C Preferred Shares and the ordinary shares issuable upon conversion were conducted in reliance on exemptions from registration under Section 4(a)(2) of the Securities Act of 1933, as amended, and Rule 506(b) of Regulation D thereunder. The investor represented that it is an accredited investor and acquired the securities for investment purposes. No general solicitation was used in connection with the Offering.

On April 2, 2026, the Company announced that its Board of Directors is overseeing an evaluation of strategic alternatives for the Company’s online brokerage operations, including a potential sale. The brokerage operations — conducted primarily through the Fr8App, Fr8Fleet, and Fr8Now platforms — have historically represented the substantial majority of the Company’s consolidated revenues. The exploration of strategic alternatives is preliminary and exploratory in nature, and there can be no assurance that this process will result in any transaction. The Company does not intend to provide further updates on this process unless and until a definitive agreement is reached or disclosure is otherwise required. As of the date these financial statements were available to be issued, no definitive agreement has been reached and no transaction has been completed. The Company’s full product portfolio remains operational. This announcement was made in a Report on Form 6-K filed with the Securities and Exchange Commission on April 2, 2026.